Events After the Balance Sheet Date (Details) $ in Thousands		12 Months Ended
	Jan. 19, 2024 USD ($) shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2022 shares
Basis of Preparation [Abstract]
Share issued	637,460	1,477,785	59,003
Gross proceeds	$ 1,660	SFr 4,444,445